Commitments and Contingencies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 19, 2022 claim	Mar. 20, 2020 claim d	Apr. 28, 2018 claim	Nov. 09, 2015 claim	Oct. 20, 2015 claim
Loss Contingencies [Line Items]
Default loan	$ 0	$ 0
Relief and damages sought value	60,000,000
Litigation costs	1,100,000	1,400,000	$ 4,000,000.0
Pending summary judgement
Loss Contingencies [Line Items]
Loss contingency, pending plaintiffs claims, number | claim					14		14	14
Pending dismissal
Loss Contingencies [Line Items]
Loss contingency, pending counterclaims, number | claim					8	8
Pending litigation after pending dismissal
Loss Contingencies [Line Items]
Loss contingency, pending defendants claims, number | d					4
Motion for leave to renew | Subsequent Event
Loss Contingencies [Line Items]
Loss contingency, pending defendants claims, number | claim				1
Guarantee of Indebtedness of Others
Loss Contingencies [Line Items]
Estimate of possible loss	3,300,000	5,600,000
Indemnification Guarantee
Loss Contingencies [Line Items]
Estimate of possible loss	$ 0	$ 0